Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Schedule of Intangible Assets

At December 31, 2024 and 2023, intangible assets consisted of the following:

	As of December 31,
	2024	2023
Software	$77,594	$73,494
Application development	2,792,117	2,199,748
	2,869,711	2,273,242
Accumulated amortization	(1,759,904)	(1,022,062)
Intangible assets, net of accumulated amortization	$1,109,807	$1,251,180

Schedule of Estimates its Amortization Expense

Based on the carrying value of definite-lived intangible assets as of December 31, 2024, the Company estimates its amortization expense for following years will be as follows:

Amortization expense
Years Ended December 31,
2025	$650,002
2026	364,707
2027	95,098
Total amortization expense	$1,109,807